Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (1,548,599)	$ (455,162)	$ (938,233)	$ (1,277,494)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	480	154	455	308
Stock-based compensation	927,284
Changes in assets and liabilities:
Decrease (Increase) in accounts receivable	184	(1,737)	52,636	8,662
Decrease (Increase) in inventory	213,270	70,946	20,347	(93,055)
Security deposit	(6,560)
Decrease (Increase) in prepaid expenses	(35,869)	10,339	10,542	46,661
Increase in deferred rent	5,623
Common stock issued as interest on bridge note	949
Increase (Decrease) in accounts payable and accrued expenses	(208,120)	95,648	154,361	59,126
Net cash used in operating activities	(651,358)	(279,812)	(699,892)	(1,255,792)
Cash flows from investing activities
Purchases of property and equipment	(3,861)			(668)
Cash flows from financing activities
Proceeds from (repayments of) borrowings / credit line		9,999	(188,001)	46,922
Proceeds from mandatory convertible debt			385,000
Costs related to borrowings			(7,500)
Proceeds from (repayments of) note payable	(50,000)	100,000	50,000
Proceeds from private placements	1,270,000	170,000	170,000	1,100,000
Costs of private placements	(180,989)
Increase (Decrease) in due to officers/stockholders	(65,123)	(28,000)	237,192
Net cash provided by financing activities	973,888	251,999	646,691	1,146,922
Net increase (decrease) in cash and cash equivalents	318,669	(27,813)	(53,201)	(109,538)
Cash and cash equivalents, beginning of period	6,452	59,653	59,653	169,191
Cash and cash equivalents, end of period	325,121	31,840	6,452	59,653
Supplemental cash flow disclosures:
Interest paid		2,064	9,083	8,627
State minimum taxes and franchise fees paid	$ 2,577	$ 690	$ 594	$ 3,406
Non cash Transactions:
Conversion of Company common stock	29,502,750
Cancellation of common stock	90,304,397
Series B Convertible Preferred Stock issued	3